Document and Entity Information	Jun. 02, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001797336
Document Type	8-K
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	Ayala Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39279
Entity Tax Identification Number	82-3578375
Entity Address, Address Line One	Oppenheimer 4
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7670104
City Area Code	(857)
Local Phone Number	444-0553
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AYLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false